Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Current income tax	262,812	264,564	33,745
Deferred income tax	(9,078)	(9,144)	(1,166)
	253,734	255,420	32,579

Schedule of Reconciliation between the Provision for Income Tax

Reconciliation between the provision for income tax computed by applying the Hong Kong Profits Tax rate of 16.5% to loss before income tax and the actual provision of income tax is as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Loss before income tax	(26,582,692)	(23,248,657)	(2,965,390)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income tax computed at Hong Kong Profits Tax rate	(4,386,145)	(3,836,028)	(489,289)

Reconciling items:
Tax effect of income that is not taxable	(3,999)	(1,620)	(207)
Tax effect of expenses that is not deductible	57,014	22,000	2,806
Tax effect of different tax rates in other jurisdiction	2,832,350	3,070,972	391,706
Over provision for pervious year	(138,766)	1,656,018	211,227
Tax concession	(3,000)	(3,000)	(383)
Valuation allowance	1,896,278	(652,921)	(83,281)
Others	2	(1)	—
Income tax	253,734	255,420	32,579

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Deferred tax assets
Impairment loss on accounts receivable	54,456	11,734	1,496
Impairment loss (reversal of impairment loss) on prepayments	1,747,994	—	—
Impairment loss on games development costs	—	711,480	90,750
Net operation loss carrying forward	93,828	520,143	66,345
Total deferred tax assets, net	1,896,278	1,243,356	158,591
Less: valuation allowance	(1,896,278)	(1,243,356)	(158,591)
Deferred tax assets, net	—	—	—

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Deferred tax liabilities
Depreciation of property and equipment	(23,684)	(14,540)	(1,855)